Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
ASSETS
Cash and cash equivalents	$ 46,634	$ 120,686
Securities available for sale:
Mortgage-backed and related securities (amortized cost $2,755 and $4,899)	2,909	5,213
Other marketable securities (amortized cost $135,772 and $103,788)	134,925	102,743
	137,834	107,956
Loans held for sale	2,076	1,502
Loans receivable, net	365,113	384,615
Accrued interest receivable	1,713	1,953
Real estate, net	3,103	6,898
Federal Home Loan Bank stock, at cost	777	784
Mortgage servicing rights, net	1,507	1,708
Premises and equipment, net	6,982	6,711
Prepaid expenses and other assets	1,157	698
Deferred tax asset, net	10,530	15,111
Total assets	577,426	648,622
LIABILITIES AND STOCKHOLDERS’ EQUITY
Deposits	496,750	553,930
Accrued interest payable	93	146
Customer escrows	788	614
Accrued expenses and other liabilities	3,782	8,257
Total liabilities	501,413	562,947
Commitments and contingencies
Serial preferred stock: ($.01 par value)
Authorized 500,000 shares; issued and outstanding shares 10,000 and 26,000	10,000	26,000
Common stock ($.01 par value):
Authorized 16,000,000; issued shares 9,128,662	91	91
Additional paid-in capital	50,207	51,175
Retained earnings, subject to certain restrictions	77,805	72,211
Accumulated other comprehensive loss	(418)	(674)
Unearned employee stock ownership plan shares	(2,610)	(2,804)
Treasury stock, at cost 4,658,323 and 4,704,313 shares	(59,062)	(60,324)
Total stockholders’ equity	76,013	85,675
Total liabilities and stockholders’ equity	$ 577,426	$ 648,622